UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-00043

DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  JUNE 30, 2010

Semiannual Report to Shareholders

DWS S&P 500 Index Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

DWS S&P 500 Index Fund

11 Statement of Assets and Liabilities

12 Statement of Operations

13 Statement of Changes in Net Assets

14 Financial Highlights

18 Notes to Financial Statements

DWS Equity 500 Index Portfolio

24 Investment Portfolio

39 Statement of Assets and Liabilities

40 Statement of Operations

41 Statement of Changes in Net Assets

42 Financial Highlights

43 Notes to Financial Statements

49 Summary of Management Fee Evaluation by Independent Fee Consultant

54 Account Management Resources

55 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. Stocks may decline in value. See the prospectus for details.

This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2010

Average Annual Total Returns as of 6/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-6.87%	13.84%	-10.33%	-1.40%	-2.19%
Class B	-7.23%	13.01%	-11.01%	-2.15%	-2.92%
Class C	-7.23%	12.92%	-11.01%	-2.13%	-2.92%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	-11.06%	8.72%	-11.69%	-2.30%	-2.64%
Class B (max 4.00% CDSC)	-10.94%	10.01%	-11.59%	-2.34%	-2.92%
Class C (max 1.00% CDSC)	-8.16%	12.92%	-11.01%	-2.13%	-2.92%
No Sales Charges
Class S	-6.80%	14.12%	-10.11%	-1.13%	-1.96%
S&P 500® Index+	-6.65%	14.43%	-9.81%	-0.79%	-1.59%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2010 are 0.70%, 1.50%, 1.47% and 0.46% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares prior to their inception on February 18, 2005 are derived from the historical performance of Class S shares of DWS S&P 500 Index Fund and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS S&P 500 Index Fund — Class A [] S&P 500 Index+

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 6/30/10	$ 13.67	$ 13.64	$ 13.64	$ 13.69
12/31/09	$ 14.77	$ 14.74	$ 14.74	$ 14.80
Distribution Information: Six Months as of 6/30/10: Income Dividends	$ .09	$ .04	$ .04	$ .11
Lipper Rankings — S&P 500 Index Objective Funds Category as of 6/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	101	of	163	62
3-Year	106	of	160	66
5-Year	103	of	147	70
Class B 1-Year	152	of	163	93
3-Year	154	of	160	96
5-Year	145	of	147	98
Class C 1-Year	157	of	163	96
3-Year	154	of	160	96
5-Year	144	of	147	98
Class S 1-Year	57	of	163	35
3-Year	67	of	160	42
5-Year	61	of	147	42
10-Year	44	of	98	45

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Fund Return*	Class A	Class B	Class C	Class S
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 931.30	$ 927.70	$ 927.70	$ 932.00
Expenses Paid per $1,000**	$ 3.11	$ 7.03	$ 6.69	$ 1.87
Hypothetical 5% Fund Return*	Class A	Class B	Class C	Class S
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,021.57	$ 1,017.50	$ 1,017.85	$ 1,022.86
Expenses Paid per $1,000**	$ 3.26	$ 7.35	$ 7.00	$ 1.96

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS S&P 500 Index Fund	.65%	1.47%	1.40%	.39%

For more information, please refer to the Fund's prospectuses.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	99%	99%
Cash Equivalents*	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/10	12/31/09

Information Technology	19%	20%
Financials	16%	14%
Health Care	12%	13%
Consumer Staples	12%	11%
Energy	11%	11%
Industrials	10%	10%
Consumer Discretionary	10%	10%
Utilities	4%	4%
Materials	3%	4%
Telecommunication Services	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Portfolio invests in futures contracts.

Ten Largest Equity Holdings at June 30, 2010 (18.9% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	3.1%
2. Apple, Inc. Manufacturer of personal computers and communication solutions	2.4%
3. Microsoft Corp. Developer of computer software	1.9%
4. Procter & Gamble Co. Manufacturer of diversified consumer products	1.9%
5. Johnson & Johnson Provider of health care products	1.7%
6. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.7%
7. General Electric Co. Diversified technology, media and financial services company	1.6%
8. JPMorgan Chase & Co. Provider of global financial services	1.6%
9. Bank of America Corp. Provider of commercial banking services	1.5%
10. AT&T, Inc. Provider of communications services	1.5%

Portfolio holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 24. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the portfolio holdings of the Portfolio is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investment in the DWS Equity 500 Index Portfolio, at value	$ 480,114,034
Receivable for Fund shares sold	160,650
Other assets	26,394
Total assets	480,301,078
Liabilities
Payable for Fund shares redeemed	1,655,024
Accrued expenses and other payables	442,984
Total liabilities	2,098,008
Net assets, at value	$ 478,203,070
Net Assets Consist of
Undistributed net investment income	502,585
Net unrealized appreciation (depreciation) on investments and futures	44,273,201
Accumulated net realized gain (loss)	(214,256,297)
Paid-in capital	647,683,581
Net assets, at value	$ 478,203,070
Net Asset Value
Class A Net Asset Value and redemption price per share ($104,716,889 ÷ 7,662,300 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.67
Maximum offering price per share (100 ÷ 95.50 of $13.67)	$ 14.31
Class B Net Asset Value, offering and redemption price per share ($1,450,907 ÷ 106,404 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.64
Class C Net Asset Value, offering and redemption price per share ($9,568,597 ÷ 701,415 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.64
Class S Net Asset Value, offering and redemption price per share ($362,466,677 ÷ 26,474,034 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.69

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income and expenses allocated from DWS Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of $228)	$ 5,149,009
Income distributions — Central Cash Management Fund	3,487
Interest	628
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	69,608
Expenses*	(131,439)
Net investment income allocated from DWS Equity 500 Index Portfolio	5,091,293
Expenses: Administration fee	262,618
Services to shareholders	551,755
Distribution and service fees	183,433
Professional fees	23,919
Reports to shareholders	46,481
Registration fees	28,788
Trustees' fees and expenses	3,359
Other	3,171
Total expenses	1,103,524
Net investment income (loss)	3,987,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from DWS Equity 500 Index Portfolio: Investments	(2,774,462)
Futures	(68,968)
(2,843,430)
Change in net unrealized appreciation (depreciation) allocated from DWS Equity 500 Index Portfolio on: Investments	(36,230,350)
Futures	(415,445)
(36,645,795)
Net gain (loss)	(39,489,225)
Net increase (decrease) in net assets resulting from operations	$ (35,501,456)

* Net of $122,579 Advisor reimbursement allocated from DWS Equity 500 Index Portfolio for the six months ended June 30, 2010.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income (loss)	$ 3,987,769	$ 8,943,619
Net realized gain (loss)	(2,843,430)	(21,294,485)
Change in net unrealized appreciation (depreciation)	(36,645,795)	121,466,090
Net increase (decrease) in net assets resulting from operations	(35,501,456)	109,115,224
Distributions to shareholders from: Net investment income: Class A	(703,761)	(1,671,474)
Class B	(4,171)	(22,410)
Class C	(25,448)	(77,179)
Class S	(3,027,458)	(7,437,911)
Total distributions	(3,760,838)	(9,208,974)
Fund share transactions: Proceeds from shares sold	39,208,573	80,462,411
Reinvestment of distributions	3,589,082	8,790,609
Cost of shares redeemed	(50,009,216)	(87,199,950)
Redemption fees	—	3,189
Net increase (decrease) in net assets from Fund share transactions	(7,211,561)	2,056,259
Increase (decrease) in net assets	(46,473,855)	101,962,509
Net assets at beginning of period	524,676,925	422,714,416
Net assets at end of period (including undistributed net investment income of $502,585 and $275,654, respectively)	$ 478,203,070	$ 524,676,925

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.77	$ 11.96	$ 19.45	$ 18.78	$ 16.56	$ 15.96
Income (loss) from investment operations: Net investment income (loss)[c]	.10	.23	.28	.26	.22	.18
Net realized and unrealized gain (loss)	(1.11)	2.82	(7.51)	.66	2.23	.61
Total from investment operations	(1.01)	3.05	(7.23)	.92	2.45	.79
Less distributions from: Net investment income	(.09)	(.24)	(.26)	(.25)	(.23)	(.19)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 13.67	$ 14.77	$ 11.96	$ 19.45	$ 18.78	$ 16.56
Total Return (%)[d,e]	(6.87)**	25.88	(37.45)	4.90	14.91	5.02**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	105	110	72	95	85	73
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.70*	.70	.71	.72	.85	.77*
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.65*	.62	.65	.64	.70	.66*
Ratio of net investment income (loss) (%)	1.34*	1.81	1.69	1.33	1.25	1.27*

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from February 18, 2005 (commencement of operations of Class A shares) to December 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.74	$ 11.94	$ 19.41	$ 18.74	$ 16.52	$ 15.96
Income (loss) from investment operations: Net investment income (loss)[c]	.04	.13	.15	.11	.09	.07
Net realized and unrealized gain (loss)	(1.10)	2.81	(7.48)	.66	2.23	.62
Total from investment operations	(1.06)	2.94	(7.33)	.77	2.32	.69
Less distributions from: Net investment income	(.04)	(.14)	(.14)	(.10)	(.10)	(.13)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 13.64	$ 14.74	$ 11.94	$ 19.41	$ 18.74	$ 16.52
Total Return (%)[d,e]	(7.23)**	24.87	(37.90)	4.11	14.08	4.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	2	3	3	3
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	1.52*	1.50	1.52	1.54	1.71	1.66*
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	1.47*	1.37	1.42	1.40	1.45	1.41*
Ratio of net investment income (loss) (%)	.52*	1.05	.93	.57	.50	.51*

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from February 18, 2005 (commencement of operations of Class B shares) to December 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.74	$ 11.94	$ 19.41	$ 18.74	$ 16.52	$ 15.96
Income (loss) from investment operations: Net investment income (loss)[c]	.04	.13	.16	.11	.09	.07
Net realized and unrealized gain (loss)	(1.10)	2.81	(7.49)	.66	2.23	.62
Total from investment operations	(1.06)	2.94	(7.33)	.77	2.32	.69
Less distributions from: Net investment income	(.04)	(.14)	(.14)	(.10)	(.10)	(.13)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 13.64	$ 14.74	$ 11.94	$ 19.41	$ 18.74	$ 16.52
Total Return (%)[d,e]	(7.23)**	24.88	(37.90)	4.11	14.10	4.36**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	10	5	7	5	4
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	1.45*	1.47	1.46	1.50	1.55	1.53*
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	1.40*	1.37	1.41	1.40	1.45	1.40*
Ratio of net investment income (loss) (%)	.59*	1.05	.93	.56	.50	.52*

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from February 18, 2005 (commencement of operations of Class C shares) to December 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 14.80	$ 11.99	$ 19.49	$ 18.81	$ 16.56	$ 16.07
Income (loss) from investment operations: Net investment income (loss)[b]	.12	.26	.32	.31	.26	.23
Net realized and unrealized gain (loss)	(1.12)	2.82	(7.51)	.67	2.26	.48
Total from investment operations	(1.00)	3.08	(7.19)	.98	2.52	.71
Less distributions from: Net investment income	(.11)	(.27)	(.31)	(.30)	(.27)	(.22)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 13.69	$ 14.80	$ 11.99	$ 19.49	$ 18.81	$ 16.56
Total Return (%)[c]	(6.80)**	26.14	(37.25)	5.22	15.37	4.47
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	362	403	343	599	631	291
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.44*	.46	.44	.44	.50	.43
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.39*	.35	.39	.39	.44	.43
Ratio of net investment income (loss) (%)	1.60*	2.07	1.95	1.58	1.51	1.44

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS S&P 500 Index Fund (the "Fund") is a diversified series of the DWS Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, DWS Equity 500 Index Portfolio (the "Portfolio"), a diversified open-end management investment company, organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2010, the Fund owned approximately 22% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $210,175,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2010 ($113,678,000), December 31, 2011 ($27,129,000), December 31, 2012 ($21,570,000), December 31, 2013 ($7,108,000), December 31, 2014 ($6,496,000), December 31, 2016 ($16,675,000) and December 31, 2017 ($17,519,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

In addition, from November 1, 2009 through December 31, 2009, the Fund incurred approximately $1,298,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2010.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with DIMA, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and payable monthly.

For the period from October 1, 2009 through April 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) for certain classes as follows:

Class A	.77%
Class B	1.52%
Class C	1.52%
Class S	.52%

For the period from May 1, 2010 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) for Class B at 1.53%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) for certain classes as follows:

Class A	.67%
Class B	1.47%
Class C	1.47%
Class S	.47%

This voluntary waiver of reimbursement may be terminated at any time at the option of the Advisor.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $262,618, of which $41,699 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2010
Class A	$ 117,653	$ 51,471
Class B	2,229	1,524
Class C	5,904	3,412
Class S	354,846	187,775
	$ 480,632	$ 244,182

Distribution and Service Agreement. Under the Fund's Class B and C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended June 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2010
Class B	$ 6,747	$ 880
Class C	37,455	5,991
	$ 44,202	$ 6,871

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2010	Annualized Effective Rate
Class A	$ 125,248	$ 65,165.22%
Class B	2,125	305.24%
Class C	11,858	3,086.24%
	$ 139,231	$ 68,556

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid to DIDI in connection with the distribution of Class A shares for the six months ended June 30, 2010 aggregated $586.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2010, the CDSC for Class B and C shares aggregated $7,221 and $1,957, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2010, DIDI received $291 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $17,695, of which $10,602 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,407,390	$ 21,424,732	3,455,803	$ 42,500,078
Class B	2,704	39,988	76,924	906,827
Class C	120,126	1,781,549	319,706	3,910,031
Class S	1,050,870	15,962,304	2,669,497	33,145,475
		$ 39,208,573		$ 80,462,411
Shares issued to shareholders in reinvestment of distributions
Class A	46,607	$ 697,058	132,996	$ 1,652,419
Class B	246	3,683	1,701	20,320
Class C	1,682	25,100	6,185	75,466
Class S	190,947	2,863,241	567,596	7,042,404
		$ 3,589,082		$ 8,790,609
Shares redeemed
Class A	(1,238,630)	$ (18,616,789)	(2,195,175)	$ (27,567,121)
Class B	(36,018)	(536,920)	(89,345)	(1,177,467)
Class C	(72,265)	(1,094,687)	(106,706)	(1,274,793)
Class S	(1,997,231)	(29,760,820)	(4,651,058)	(57,180,569)
		$ (50,009,216)		$ (87,199,950)
Redemption fees		$ —		$ 3,189
Net increase (decrease)
Class A	215,367	$ 3,505,001	1,393,624	$ 16,586,410
Class B	(33,068)	(493,249)	(10,720)	(250,320)
Class C	49,543	711,962	219,185	2,710,704
Class S	(755,414)	(10,935,275)	(1,413,965)	(16,990,535)
		$ (7,211,561)		$ 2,056,259

D. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

(The following financial statements of the DWS Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 10.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	55,496	551,630
Johnson Controls, Inc.	159,701	4,291,166
		4,842,796
Automobiles 0.4%
Ford Motor Co.* (a)	801,730	8,081,438
Harley-Davidson, Inc. (a)	54,582	1,213,358
		9,294,796
Distributors 0.1%
Genuine Parts Co. (a)	38,672	1,525,610
Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"* (a)	30,383	1,290,366
DeVry, Inc. (a)	14,600	766,354
H&R Block, Inc. (a)	81,782	1,283,160
		3,339,880
Hotels Restaurants & Leisure 1.6%
Carnival Corp. (Units)	104,179	3,150,373
Darden Restaurants, Inc.	33,280	1,292,928
International Game Technology (a)	71,464	1,121,985
Marriott International, Inc. "A" (a)	59,733	1,788,406
McDonald's Corp. (a)	253,606	16,705,027
Starbucks Corp. (a)	175,701	4,269,534
Starwood Hotels & Resorts Worldwide, Inc. (a)	45,393	1,880,632
Wyndham Worldwide Corp. (a)	40,914	824,008
Wynn Resorts Ltd. (a)	16,000	1,220,320
Yum! Brands, Inc.	111,131	4,338,554
		36,591,767
Household Durables 0.4%
D.R. Horton, Inc. (a)	65,300	641,899
Fortune Brands, Inc.	35,754	1,400,842
Harman International Industries, Inc.*	17,600	526,064
Leggett & Platt, Inc. (a)	34,070	683,444
Lennar Corp. "A" (a)	39,900	555,009
Newell Rubbermaid, Inc. (a)	68,350	1,000,644
Pulte Group, Inc.* (a)	73,197	606,071
Stanley Black & Decker, Inc.	36,696	1,853,882
Whirlpool Corp. (a)	18,133	1,592,440
		8,860,295
Internet & Catalog Retail 0.5%
Amazon.com, Inc.* (a)	81,367	8,890,158
Expedia, Inc. (a)	49,270	925,291
Priceline.com, Inc.*	11,024	1,946,177
		11,761,626
Leisure Equipment & Products 0.2%
Eastman Kodak Co.* (a)	71,031	308,275
Hasbro, Inc. (a)	31,485	1,294,033
Mattel, Inc. (a)	86,214	1,824,288
		3,426,596
Media 3.1%
CBS Corp. "B" (a)	158,054	2,043,638
Comcast Corp. "A" (a)	663,263	11,520,878
DIRECTV "A"* (a)	213,310	7,235,475
Discovery Communications, Inc. "A"* (a)	67,846	2,422,781
Gannett Co., Inc. (a)	57,969	780,263
Interpublic Group of Companies, Inc.* (a)	117,695	839,165
McGraw-Hill Companies, Inc. (a)	75,293	2,118,745
Meredith Corp. (a)	10,038	312,483
New York Times Co. "A"* (a)	24,542	212,288
News Corp. "A" (a)	532,608	6,369,992
Omnicom Group, Inc.	70,783	2,427,857
Scripps Networks Interactive "A"	20,600	831,004
Time Warner Cable, Inc. (a)	84,375	4,394,250
Time Warner, Inc. (a)	267,451	7,732,008
Viacom, Inc. "B" (a)	142,853	4,481,299
Walt Disney Co. (a)	461,145	14,526,068
Washington Post Co. "B" (a)	1,500	615,720
		68,863,914
Multiline Retail 0.8%
Big Lots, Inc.*	18,796	603,164
Family Dollar Stores, Inc. (a)	32,072	1,208,794
J.C. Penney Co., Inc. (a)	57,475	1,234,563
Kohl's Corp.*	73,365	3,484,837
Macy's, Inc.	101,650	1,819,535
Nordstrom, Inc. (a)	38,532	1,240,345
Sears Holdings Corp.* (a)	11,718	757,569
Target Corp. (a)	173,029	8,507,836
		18,856,643
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A" (a)	22,200	681,318
AutoNation, Inc.* (a)	22,500	438,750
AutoZone, Inc.* (a)	6,790	1,311,964
Bed Bath & Beyond, Inc.* (a)	62,112	2,303,113
Best Buy Co., Inc. (a)	82,731	2,801,272
CarMax, Inc.*	52,663	1,047,994
GameStop Corp. "A"* (a)	34,100	640,739
Home Depot, Inc. (a)	396,618	11,133,067
Limited Brands, Inc.	64,740	1,428,812
Lowe's Companies, Inc.	336,256	6,866,347
O'Reilly Automotive, Inc.* (a)	32,500	1,545,700
Office Depot, Inc.*	69,059	278,998
RadioShack Corp. (a)	27,995	546,182
Ross Stores, Inc. (a)	27,601	1,470,857
Staples, Inc.	172,074	3,278,010
The Gap, Inc. (a)	104,258	2,028,861
Tiffany & Co. (a)	29,316	1,111,370
TJX Companies, Inc. (a)	95,499	4,006,183
Urban Outfitters, Inc.* (a)	31,961	1,099,139
		44,018,676
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. (a)	70,553	2,578,712
NIKE, Inc. "B" (a)	90,907	6,140,768
Polo Ralph Lauren Corp. (a)	13,400	977,664
VF Corp.	20,840	1,483,391
		11,180,535
Consumer Staples 11.4%
Beverages 2.6%
Brown-Forman Corp. "B" (a)	25,522	1,460,624
Coca-Cola Co. (a)	548,026	27,467,063
Coca-Cola Enterprises, Inc.	75,424	1,950,465
Constellation Brands, Inc. "A"* (a)	40,800	637,296
Dr. Pepper Snapple Group, Inc. (a)	55,997	2,093,728
Molson Coors Brewing Co. "B" (a)	35,604	1,508,185
PepsiCo, Inc.	382,370	23,305,452
		58,422,813
Food & Staples Retailing 2.5%
Costco Wholesale Corp. (a)	103,599	5,680,333
CVS Caremark Corp.	321,591	9,429,048
Kroger Co. (a)	154,927	3,050,513
Safeway, Inc. (a)	90,559	1,780,390
SUPERVALU, Inc. (a)	47,691	516,970
Sysco Corp. (a)	139,382	3,982,144
Wal-Mart Stores, Inc. (a)	492,451	23,672,120
Walgreen Co. (a)	229,008	6,114,514
Whole Foods Market, Inc.* (a)	40,774	1,468,679
		55,694,711
Food Products 1.9%
Archer-Daniels-Midland Co. (a)	151,744	3,918,030
Campbell Soup Co. (a)	45,570	1,632,773
ConAgra Foods, Inc. (a)	106,773	2,489,946
Dean Foods Co.*	40,200	404,814
General Mills, Inc. (a)	157,860	5,607,187
H.J. Heinz Co. (a)	73,040	3,156,789
Hormel Foods Corp. (a)	15,500	627,440
Kellogg Co. (a)	61,234	3,080,070
Kraft Foods, Inc. "A" (a)	409,610	11,469,080
McCormick & Co., Inc. (a)	30,900	1,172,964
Mead Johnson Nutrition Co.	49,394	2,475,627
Sara Lee Corp. (a)	151,628	2,137,955
The Hershey Co. (a)	39,460	1,891,318
The J.M. Smucker Co.	28,057	1,689,593
Tyson Foods, Inc. "A" (a)	69,700	1,142,383
		42,895,969
Household Products 2.6%
Clorox Co. (a)	33,932	2,109,213
Colgate-Palmolive Co.	115,502	9,096,937
Kimberly-Clark Corp.	96,703	5,863,103
Procter & Gamble Co. (a)	681,214	40,859,216
		57,928,469
Personal Products 0.2%
Avon Products, Inc. (a)	101,097	2,679,070
Estee Lauder Companies, Inc. "A" (a)	27,300	1,521,429
		4,200,499
Tobacco 1.6%
Altria Group, Inc.	488,745	9,794,450
Lorillard, Inc.	36,454	2,623,959
Philip Morris International, Inc.	437,272	20,044,548
Reynolds American, Inc. (a)	40,790	2,125,975
		34,588,932
Energy 10.6%
Energy Equipment & Services 1.7%
Baker Hughes, Inc. (a)	102,017	4,240,847
Cameron International Corp.* (a)	58,682	1,908,339
Diamond Offshore Drilling, Inc. (a)	16,330	1,015,563
FMC Technologies, Inc.*	29,106	1,532,722
Halliburton Co.	214,168	5,257,824
Helmerich & Payne, Inc. (a)	25,252	922,203
Nabors Industries Ltd.* (a)	67,638	1,191,781
National-Oilwell Varco, Inc.	99,144	3,278,692
Rowan Companies, Inc.*	27,539	604,206
Schlumberger Ltd. (a)	279,390	15,461,442
Smith International, Inc.	59,360	2,234,904
		37,648,523
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	117,566	4,242,957
Apache Corp. (a)	79,855	6,722,992
Cabot Oil & Gas Corp. (a)	23,300	729,756
Chesapeake Energy Corp. (a)	155,500	3,257,725
Chevron Corp.	473,750	32,148,675
ConocoPhillips	349,632	17,163,435
CONSOL Energy, Inc.	52,812	1,782,933
Denbury Resources, Inc.* (a)	94,618	1,385,208
Devon Energy Corp.	103,917	6,330,624
El Paso Corp.	170,398	1,893,122
EOG Resources, Inc. (a)	60,075	5,909,578
ExxonMobil Corp.	1,207,679	68,922,241
Hess Corp.	68,265	3,436,460
Marathon Oil Corp. (a)	166,410	5,173,687
Massey Energy Co. (a)	26,228	717,336
Murphy Oil Corp.	45,718	2,265,327
Noble Energy, Inc. (a)	41,891	2,527,284
Occidental Petroleum Corp. (a)	190,428	14,691,520
Peabody Energy Corp. (a)	64,531	2,525,098
Pioneer Natural Resources Co. (a)	27,400	1,628,930
Range Resources Corp. (a)	38,142	1,531,401
Southwestern Energy Co.* (a)	81,736	3,158,279
Spectra Energy Corp. (a)	151,873	3,048,091
Sunoco, Inc.	29,272	1,017,787
Tesoro Corp. (a)	34,500	402,615
Valero Energy Corp.	136,801	2,459,682
Williams Companies, Inc.	138,123	2,524,888
		197,597,631
Financials 16.1%
Capital Markets 2.4%
Ameriprise Financial, Inc. (a)	61,170	2,210,072
Bank of New York Mellon Corp.	286,695	7,078,500
Charles Schwab Corp. (a)	231,233	3,278,884
E*TRADE Financial Corp.*	46,626	551,119
Federated Investors, Inc. "B" (a)	21,700	449,407
Franklin Resources, Inc.	35,076	3,023,200
Invesco Ltd. (a)	109,250	1,838,677
Janus Capital Group, Inc. (a)	46,279	410,957
Legg Mason, Inc. (a)	39,500	1,107,185
Morgan Stanley	331,257	7,688,475
Northern Trust Corp. (a)	57,441	2,682,495
State Street Corp.	117,868	3,986,296
T. Rowe Price Group, Inc. (a)	60,676	2,693,408
The Goldman Sachs Group, Inc.	120,995	15,883,014
		52,881,689
Commercial Banks 3.1%
BB&T Corp. (a)	162,892	4,285,689
Comerica, Inc. (a)	41,623	1,532,975
Fifth Third Bancorp.	190,491	2,341,134
First Horizon National Corp. (a)	54,806	627,526
Huntington Bancshares, Inc. (a)	175,296	971,140
KeyCorp	201,683	1,550,942
M&T Bank Corp. (a)	19,100	1,622,545
Marshall & Ilsley Corp.	127,899	918,315
PNC Financial Services Group, Inc. (a)	124,018	7,007,017
Regions Financial Corp. (a)	285,219	1,876,741
SunTrust Banks, Inc. (a)	117,692	2,742,224
US Bancorp. (a)	452,855	10,121,309
Wells Fargo & Co. (a)	1,230,972	31,512,883
Zions Bancorp. (a)	40,156	866,165
		67,976,605
Consumer Finance 0.8%
American Express Co. (a)	284,610	11,299,017
Capital One Financial Corp. (a)	108,671	4,379,441
Discover Financial Services	130,132	1,819,246
SLM Corp.* (a)	112,165	1,165,394
		18,663,098
Diversified Financial Services 4.4%
Bank of America Corp.	2,362,055	33,942,730
Citigroup, Inc.* (a)	5,320,228	20,004,057
CME Group, Inc.	15,173	4,271,958
IntercontinentalExchange, Inc.* (a)	17,348	1,960,845
JPMorgan Chase & Co.	937,006	34,303,790
Leucadia National Corp.* (a)	45,200	881,852
Moody's Corp. (a)	46,100	918,312
NYSE Euronext	62,900	1,737,927
The NASDAQ OMX Group, Inc.* (a)	35,500	631,190
		98,652,661
Insurance 4.0%
Aflac, Inc.	111,527	4,758,857
Allstate Corp.	123,589	3,550,712
American International Group, Inc.* (a)	31,061	1,069,741
Aon Corp. (a)	63,992	2,375,383
Assurant, Inc.	23,400	811,980
Berkshire Hathaway, Inc. "B"* (a)	390,519	31,120,459
Chubb Corp. (a)	77,559	3,878,726
Cincinnati Financial Corp. (a)	39,034	1,009,810
Genworth Financial, Inc. "A"*	114,800	1,500,436
Hartford Financial Services Group, Inc. (a)	105,476	2,334,184
Lincoln National Corp.	72,774	1,767,681
Loews Corp.	84,123	2,802,137
Marsh & McLennan Companies, Inc. (a)	127,753	2,880,830
MetLife, Inc.	194,190	7,332,614
Principal Financial Group, Inc.	76,919	1,802,981
Progressive Corp. (a)	161,614	3,025,414
Prudential Financial, Inc. (a)	110,588	5,934,152
The Travelers Companies, Inc. (a)	116,868	5,755,749
Torchmark Corp. (a)	20,010	990,695
Unum Group (a)	79,694	1,729,360
XL Group PLC (a)	79,832	1,278,110
		87,710,011
Real Estate Investment Trusts 1.3%
Apartment Investment & Management Co. "A" (REIT) (a)	28,316	548,481
AvalonBay Communities, Inc. (REIT) (a)	19,546	1,825,010
Boston Properties, Inc. (REIT) (a)	32,500	2,318,550
Equity Residential (REIT) (a)	67,460	2,809,034
HCP, Inc. (REIT)	69,455	2,239,924
Health Care REIT, Inc. (REIT) (a)	29,800	1,255,176
Host Hotels & Resorts, Inc. (REIT) (a)	157,587	2,124,273
Kimco Realty Corp. (REIT) (a)	94,600	1,271,424
Plum Creek Timber Co., Inc. (REIT) (a)	37,648	1,299,985
ProLogis (REIT) (a)	113,700	1,151,781
Public Storage (REIT) (a)	32,130	2,824,548
Simon Property Group, Inc. (REIT) (a)	68,509	5,532,102
Ventas, Inc. (REIT) (a)	37,400	1,755,930
Vornado Realty Trust (REIT) (a)	37,972	2,770,057
		29,726,275
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"* (a)	66,300	902,343
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	109,568	1,341,112
People's United Financial, Inc.	87,775	1,184,963
		2,526,075
Health Care 12.0%
Biotechnology 1.4%
Amgen, Inc.*	225,829	11,878,605
Biogen Idec, Inc.* (a)	61,521	2,919,172
Celgene Corp.*	109,709	5,575,411
Cephalon, Inc.* (a)	17,200	976,100
Genzyme Corp.* (a)	63,084	3,202,775
Gilead Sciences, Inc.* (a)	208,998	7,164,452
		31,716,515
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	139,170	5,655,869
Becton, Dickinson & Co. (a)	54,471	3,683,329
Boston Scientific Corp.* (a)	365,343	2,118,989
C.R. Bard, Inc. (a)	23,074	1,788,927
CareFusion Corp.*	42,734	970,062
DENTSPLY International, Inc. (a)	35,600	1,064,796
Hospira, Inc.* (a)	38,522	2,213,089
Intuitive Surgical, Inc.*	9,397	2,965,881
Medtronic, Inc.	261,830	9,496,574
St. Jude Medical, Inc.*	76,310	2,754,028
Stryker Corp. (a)	66,148	3,311,369
Varian Medical Systems, Inc.* (a)	29,200	1,526,576
Zimmer Holdings, Inc.*	46,601	2,518,784
		40,068,273
Health Care Providers & Services 2.1%
Aetna, Inc.	102,195	2,695,904
AmerisourceBergen Corp.	66,710	2,118,042
Cardinal Health, Inc.	87,079	2,926,725
CIGNA Corp.	64,275	1,996,381
Coventry Health Care, Inc.*	34,358	607,449
DaVita, Inc.*	25,000	1,561,000
Express Scripts, Inc.*	128,334	6,034,265
Humana, Inc.*	41,251	1,883,933
Laboratory Corp. of America Holdings* (a)	24,900	1,876,215
McKesson Corp.	64,367	4,322,888
Medco Health Solutions, Inc.*	107,409	5,916,088
Patterson Companies, Inc.	20,600	587,718
Quest Diagnostics, Inc. (a)	35,002	1,742,050
Tenet Healthcare Corp.* (a)	97,748	424,226
UnitedHealth Group, Inc.	267,894	7,608,190
WellPoint, Inc.*	100,631	4,923,875
		47,224,949
Health Care Technology 0.1%
Cerner Corp.* (a)	16,155	1,226,003
Life Sciences Tools & Services 0.5%
Life Technologies Corp.* (a)	43,003	2,031,892
Millipore Corp.*	13,681	1,459,079
PerkinElmer, Inc. (a)	30,063	621,402
Thermo Fisher Scientific, Inc.*	97,520	4,783,356
Waters Corp.* (a)	22,805	1,475,483
		10,371,212
Pharmaceuticals 6.1%
Abbott Laboratories	365,196	17,083,869
Allergan, Inc. (a)	72,524	4,225,248
Bristol-Myers Squibb Co. (a)	403,047	10,051,992
Eli Lilly & Co. (a)	237,680	7,962,280
Forest Laboratories, Inc.*	71,647	1,965,277
Johnson & Johnson (a)	653,853	38,616,558
King Pharmaceuticals, Inc.* (a)	61,575	467,355
Merck & Co., Inc. (a)	735,238	25,711,273
Mylan, Inc.* (a)	72,100	1,228,584
Pfizer, Inc.	1,903,543	27,144,523
Watson Pharmaceuticals, Inc.* (a)	25,907	1,051,047
		135,508,006
Industrials 10.2%
Aerospace & Defense 2.8%
Boeing Co. (a)	178,014	11,170,378
General Dynamics Corp. (a)	91,119	5,335,929
Goodrich Corp. (a)	29,638	1,963,517
Honeywell International, Inc.	178,109	6,951,594
ITT Corp.	42,592	1,913,233
L-3 Communications Holdings, Inc.	27,068	1,917,497
Lockheed Martin Corp. (a)	73,091	5,445,279
Northrop Grumman Corp.	72,227	3,932,038
Precision Castparts Corp. (a)	34,128	3,512,454
Raytheon Co. (a)	89,853	4,347,987
Rockwell Collins, Inc. (a)	38,244	2,031,904
United Technologies Corp.	219,058	14,219,055
		62,740,865
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	37,932	2,111,295
Expeditors International of Washington, Inc. (a)	51,200	1,766,912
FedEx Corp. (a)	74,260	5,206,369
United Parcel Service, Inc. "B" (a)	233,009	13,255,882
		22,340,458
Airlines 0.1%
Southwest Airlines Co. (a)	174,114	1,934,407
Building Products 0.0%
Masco Corp. (a)	84,905	913,578
Commercial Services & Supplies 0.5%
Avery Dennison Corp. (a)	27,531	884,571
Cintas Corp. (a)	32,666	783,004
Iron Mountain, Inc. (a)	42,300	950,058
Pitney Bowes, Inc. (a)	48,285	1,060,339
R.R. Donnelley & Sons Co. (a)	46,061	754,018
Republic Services, Inc. (a)	75,699	2,250,531
Stericycle, Inc.* (a)	20,200	1,324,716
Waste Management, Inc. (a)	115,307	3,607,956
		11,615,193
Construction & Engineering 0.2%
Fluor Corp. (a)	42,550	1,808,375
Jacobs Engineering Group, Inc.* (a)	29,300	1,067,692
Quanta Services, Inc.* (a)	51,300	1,059,345
		3,935,412
Electrical Equipment 0.5%
Emerson Electric Co. (a)	178,536	7,800,238
Rockwell Automation, Inc. (a)	31,421	1,542,457
Roper Industries, Inc. (a)	22,366	1,251,601
		10,594,296
Industrial Conglomerates 2.3%
3M Co. (a)	167,679	13,244,964
General Electric Co. (a)	2,514,881	36,264,584
Textron, Inc. (a)	62,654	1,063,239
		50,572,787
Machinery 1.8%
Caterpillar, Inc. (a)	148,668	8,930,487
Cummins, Inc.	48,058	3,130,017
Danaher Corp. (a)	124,476	4,620,549
Deere & Co.	100,778	5,611,319
Dover Corp. (a)	44,072	1,841,769
Eaton Corp. (a)	39,870	2,609,093
Flowserve Corp.	13,692	1,161,082
Illinois Tool Works, Inc. (a)	88,596	3,657,243
PACCAR, Inc. (a)	85,881	3,424,075
Pall Corp. (a)	28,010	962,704
Parker Hannifin Corp. (a)	38,352	2,127,002
Snap-on, Inc.	14,732	602,686
		38,678,026
Professional Services 0.1%
Dun & Bradstreet Corp. (a)	11,314	759,396
Equifax, Inc. (a)	29,609	830,828
Robert Half International, Inc. (a)	35,075	826,016
		2,416,240
Road & Rail 0.8%
CSX Corp. (a)	92,530	4,592,264
Norfolk Southern Corp.	88,063	4,671,742
Ryder System, Inc. (a)	11,990	482,358
Union Pacific Corp.	119,422	8,301,023
		18,047,387
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	30,800	1,545,852
W.W. Grainger, Inc. (a)	14,409	1,432,975
		2,978,827
Information Technology 18.5%
Communications Equipment 2.3%
Cisco Systems, Inc.*	1,346,734	28,698,901
Harris Corp. (a)	30,800	1,282,820
JDS Uniphase Corp.* (a)	55,939	550,440
Juniper Networks, Inc.* (a)	123,834	2,825,892
Motorola, Inc.* (a)	545,390	3,555,943
QUALCOMM, Inc.	385,558	12,661,725
Tellabs, Inc.	89,730	573,375
		50,149,096
Computers & Peripherals 4.5%
Apple, Inc.* (a)	214,573	53,971,547
Dell, Inc.*	409,278	4,935,893
EMC Corp.*	488,590	8,941,197
Hewlett-Packard Co.	550,879	23,842,043
Lexmark International, Inc. "A"*	17,357	573,302
NetApp, Inc.* (a)	81,309	3,033,639
QLogic Corp.*	25,500	423,810
SanDisk Corp.*	54,200	2,280,194
Teradata Corp.* (a)	38,308	1,167,628
Western Digital Corp.* (a)	53,435	1,611,599
		100,780,852
Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.* (a)	82,957	2,358,467
Amphenol Corp. "A" (a)	42,330	1,662,722
Corning, Inc. (a)	371,897	6,006,137
FLIR Systems, Inc.*	37,900	1,102,511
Jabil Circuit, Inc.	43,489	578,404
Molex, Inc. (a)	31,086	567,009
		12,275,250
Internet Software & Services 1.7%
Akamai Technologies, Inc.* (a)	40,200	1,630,914
eBay, Inc.* (a)	268,632	5,267,874
Google, Inc. "A"*	57,091	25,402,640
Monster Worldwide, Inc.* (a)	31,489	366,847
VeriSign, Inc.* (a)	40,800	1,083,240
Yahoo!, Inc.*	273,533	3,782,961
		37,534,476
IT Services 3.1%
Automatic Data Processing, Inc. (a)	116,610	4,694,718
Cognizant Technology Solutions Corp. "A"* (a)	71,222	3,565,373
Computer Sciences Corp.	36,743	1,662,621
Fidelity National Information Services, Inc. (a)	79,015	2,119,182
Fiserv, Inc.* (a)	37,005	1,689,648
International Business Machines Corp. (a)	303,287	37,449,879
MasterCard, Inc. "A" (a)	22,800	4,549,284
Paychex, Inc. (a)	76,701	1,991,925
SAIC, Inc.* (a)	70,032	1,172,336
Total System Services, Inc. (a)	47,866	650,978
Visa, Inc. "A" (a)	106,001	7,499,571
Western Union Co.	160,396	2,391,504
		69,437,019
Office Electronics 0.1%
Xerox Corp.	326,778	2,627,295
Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.* (a)	139,897	1,024,046
Altera Corp. (a)	71,644	1,777,488
Analog Devices, Inc.	70,868	1,974,382
Applied Materials, Inc. (a)	315,704	3,794,762
Broadcom Corp. "A" (a)	102,283	3,372,270
First Solar, Inc.* (a)	11,395	1,297,093
Intel Corp.	1,313,515	25,547,867
KLA-Tencor Corp.	40,585	1,131,510
Linear Technology Corp. (a)	53,196	1,479,381
LSI Corp.*	149,255	686,573
MEMC Electronic Materials, Inc.* (a)	50,700	500,916
Microchip Technology, Inc. (a)	42,900	1,190,046
Micron Technology, Inc.* (a)	205,349	1,743,413
National Semiconductor Corp.	56,966	766,762
Novellus Systems, Inc.*	20,882	529,568
NVIDIA Corp.* (a)	132,643	1,354,285
Teradyne, Inc.* (a)	43,358	422,740
Texas Instruments, Inc. (a)	285,615	6,649,117
Xilinx, Inc. (a)	66,203	1,672,288
		56,914,507
Software 3.7%
Adobe Systems, Inc.*	124,044	3,278,483
Autodesk, Inc.* (a)	54,548	1,328,789
BMC Software, Inc.*	42,766	1,480,987
CA, Inc.	95,515	1,757,476
Citrix Systems, Inc.* (a)	43,614	1,841,819
Compuware Corp.* (a)	59,252	472,831
Electronic Arts, Inc.*	77,706	1,118,966
Intuit, Inc.* (a)	73,530	2,556,638
McAfee, Inc.*	37,100	1,139,712
Microsoft Corp.	1,798,390	41,380,954
Novell, Inc.* (a)	87,582	497,466
Oracle Corp.	922,151	19,789,361
Red Hat, Inc.* (a)	40,593	1,174,761
Salesforce.com, Inc.* (a)	27,300	2,342,886
Symantec Corp.*	190,864	2,649,192
		82,810,321
Materials 3.4%
Chemicals 1.8%
Air Products & Chemicals, Inc. (a)	50,318	3,261,110
Airgas, Inc.	19,650	1,222,230
CF Industries Holdings, Inc.	16,478	1,045,529
Dow Chemical Co. (a)	274,058	6,500,656
E.I. du Pont de Nemours & Co. (a)	213,858	7,397,348
Eastman Chemical Co.	16,969	905,466
Ecolab, Inc. (a)	54,042	2,427,026
FMC Corp.	17,200	987,796
International Flavors & Fragrances, Inc.	17,716	751,513
Monsanto Co.	127,766	5,905,345
PPG Industries, Inc.	39,962	2,414,104
Praxair, Inc. (a)	72,754	5,528,576
Sigma-Aldrich Corp. (a)	28,616	1,425,935
The Sherwin-Williams Co. (a)	21,305	1,474,093
		41,246,727
Construction Materials 0.1%
Vulcan Materials Co. (a)	29,176	1,278,784
Containers & Packaging 0.2%
Ball Corp.	22,324	1,179,377
Bemis Co., Inc. (a)	25,930	700,110
Owens-Illinois, Inc.*	39,600	1,047,420
Pactiv Corp.*	33,149	923,200
Sealed Air Corp. (a)	36,272	715,284
		4,565,391
Metals & Mining 1.1%
AK Steel Holding Corp. (a)	24,700	294,424
Alcoa, Inc. (a)	244,638	2,461,058
Allegheny Technologies, Inc. (a)	22,479	993,347
Cliffs Natural Resources, Inc. (a)	32,437	1,529,729
Freeport-McMoRan Copper & Gold, Inc. (a)	111,702	6,604,939
Newmont Mining Corp. (a)	116,354	7,183,696
Nucor Corp. (a)	73,799	2,825,026
Titanium Metals Corp.* (a)	22,200	390,498
United States Steel Corp. (a)	33,375	1,286,606
		23,569,323
Paper & Forest Products 0.2%
International Paper Co. (a)	101,512	2,297,216
MeadWestvaco Corp. (a)	41,578	923,032
Weyerhaeuser Co. (a)	49,429	1,739,901
		4,960,149
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.6%
AT&T, Inc. (a)	1,396,619	33,784,214
CenturyLink, Inc. (a)	71,196	2,371,539
Frontier Communications Corp. (a)	68,405	486,359
Qwest Communications International, Inc. (a)	337,943	1,774,201
Verizon Communications, Inc.	668,351	18,727,195
Windstream Corp. (a)	118,201	1,248,202
		58,391,710
Wireless Telecommunication Services 0.4%
American Tower Corp. "A"*	94,636	4,211,302
MetroPCS Communications, Inc.* (a)	67,200	550,368
Sprint Nextel Corp.* (a)	712,714	3,021,908
		7,783,578
Utilities 3.7%
Electric Utilities 1.9%
Allegheny Energy, Inc. (a)	38,218	790,348
American Electric Power Co., Inc.	114,865	3,710,140
Duke Energy Corp. (a)	310,391	4,966,256
Edison International (a)	76,474	2,425,755
Entergy Corp. (a)	44,609	3,194,897
Exelon Corp. (a)	153,888	5,843,127
FirstEnergy Corp. (a)	73,111	2,575,701
NextEra Energy, Inc. (a)	98,087	4,782,722
Northeast Utilities	42,000	1,070,160
Pepco Holdings, Inc. (a)	50,600	793,408
Pinnacle West Capital Corp. (a)	24,896	905,219
PPL Corp. (a)	110,600	2,759,470
Progress Energy, Inc.	68,050	2,668,921
Southern Co. (a)	195,979	6,522,181
		43,008,305
Gas Utilities 0.2%
EQT Corp. (a)	30,000	1,084,200
Nicor, Inc. (a)	11,737	475,348
ONEOK, Inc. (a)	25,243	1,091,760
Questar Corp.	41,300	1,878,737
		4,530,045
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	155,137	1,433,466
Constellation Energy Group, Inc. (a)	46,787	1,508,881
NRG Energy, Inc.* (a)	56,544	1,199,298
		4,141,645
Multi-Utilities 1.4%
Ameren Corp.	57,319	1,362,473
CenterPoint Energy, Inc.	93,768	1,233,987
CMS Energy Corp. (a)	52,649	771,308
Consolidated Edison, Inc. (a)	67,894	2,926,231
Dominion Resources, Inc. (a)	139,101	5,388,773
DTE Energy Co. (a)	39,903	1,819,976
Integrys Energy Group, Inc. (a)	19,100	835,434
NiSource, Inc. (a)	64,766	939,107
PG&E Corp.	89,116	3,662,667
Public Service Enterprise Group, Inc.	117,281	3,674,414
SCANA Corp.	27,767	992,948
Sempra Energy (a)	59,496	2,783,818
TECO Energy, Inc. (a)	52,988	798,529
Wisconsin Energy Corp.	28,400	1,441,016
Xcel Energy, Inc. (a)	110,737	2,282,289
		30,912,970
Total Common Stocks (Cost $1,968,225,684)		2,200,379,315
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.205%**, 11/18/2010 (b) (Cost $5,210,853)	5,215,000	5,211,251
	Shares	Value ($)

Securities Lending Collateral 43.9%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $974,642,585)	974,642,585	974,642,585

Cash Equivalents 0.7%
Central Cash Management Fund, 0.21% (c) (Cost $15,895,707)	15,895,707	15,895,707
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,963,974,829)+	143.7	3,196,128,858
Other Assets and Liabilities, Net	(43.7)	(971,804,600)
Net Assets	100.0	2,224,324,258

* Non-income producing security

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $3,151,404,047. At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $44,724,811. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $601,308,292 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $556,583,481.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $943,506,662, which is 42.5% of net assets.

(b) At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 Index	USD	9/16/2010	95	24,381,750	(1,702,354)
Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (e)	$ 2,200,379,315	$ —	$ —	$ 2,200,379,315
Short-Term Investments (e)	990,538,292	5,211,251	—	995,749,543
Total	$ 3,190,917,607	$ 5,211,251	$ —	$ 3,196,128,858
Liabilities

Derivatives (f)	$ (1,702,354)	$ —	$ —	$ (1,702,354)
Total	$ (1,702,354)	$ —	$ —	$ (1,702,354)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $1,973,436,537) — including $943,506,662 of securities loaned	$ 2,205,590,566
Investment in Daily Assets Fund Institutional (cost $974,642,585)*	974,642,585
Investment in Central Cash Management Fund (cost $15,895,707)	15,895,707
Total investments in securities, at value (cost $2,963,974,829)	3,196,128,858
Cash	7,635
Dividends receivable	3,023,620
Interest receivable	81,065
Other assets	48,549
Total assets	3,199,289,727
Liabilities
Payable upon return of securities loaned	974,642,585
Payable for daily variation margin on open futures contracts	201,584
Accrued management fee	6,014
Other accrued expenses and payables	115,286
Total liabilities	974,965,469
Net assets	$ 2,224,324,258

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends	$ 23,955,131
Income distributions — Central Cash Management Fund	16,230
Interest	2,915
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	323,629
Total Income	24,297,905
Expenses: Investment management fee	611,819
Administration fee	367,092
Professional fees	51,772
Custodian fee	37,054
Trustees' fees and expenses	32,747
Insurance	34,041
Reports to shareholders	3,921
Other	30,550
Total expenses before expense reductions	1,168,996
Expense reductions	(557,178)
Total expenses after expense reductions	611,818
Net investment income (loss)	23,686,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(13,029,383)
Futures	(320,264)
(13,349,647)
Change in net unrealized appreciation (depreciation) during the period on: Investments	(166,103,536)
Futures	(1,911,799)
(168,015,335)
Net gain (loss)	(181,364,982)
Net increase (decrease) in net assets resulting from operations	$ (157,678,895)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income (loss)	$ 23,686,087	$ 52,224,060
Net realized gain (loss)	(13,349,647)	(105,118,876)
Change in net unrealized appreciation (depreciation)	(168,015,335)	603,250,313
Net increase (decrease) in net assets resulting from operations	(157,678,895)	550,355,497
Capital transactions in shares of beneficial interest: Proceeds from capital invested	175,876,778	457,204,285
Value of capital withdrawn	(272,485,600)	(682,340,362)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(96,608,822)	(225,136,077)
Increase (decrease) in net assets	(254,287,717)	325,219,420
Net assets at beginning of period	2,478,611,975	2,153,392,555
Net assets at end of period	$ 2,224,324,258	$ 2,478,611,975

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,224	2,479	2,153	3,409	3,549	3,307
Ratio of expenses before expense reductions (%)	.10*	.09	.10	.09	.08	.06
Ratio of expenses after expense reductions (%)	.05*	.05	.05	.05	.05	.05
Ratio of net investment income (loss) (%)	1.94*	2.38	2.29	1.91	1.90	1.82
Portfolio turnover rate (%)	2**	9[d]	6	5	4	9
Total investment return (%)[b,c]	(6.58)**	26.54	(37.01)	5.54	15.72	4.90

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Total investment return would have been lower had certain expenses not been reduced.

[c] Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York trust.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2010, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 22% and 78%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are classified as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are classified as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. The Portfolio may lend securities to certain financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. Authoritative accounting guidance requires that disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio invests in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security or index. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2010 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2010, the Portfolio invested in futures contracts with total notional value ranging from approximately $24,382,000 to $33,500,000.

The following tables summarize the value of the Portfolio's derivative instruments held as of June 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivatives	Futures Contracts
Equity Contracts (a)	$ (1,702,354)

The above derivative is in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures. Liability of payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (320,264)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (1,911,799)

The above derivative is located in the following Statement of Operations account:

(a) Change in net realized appreciation (depreciation) on futures

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $55,093,317 and $122,689,392, respectively.

C. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. The investment management fee payable under the Investment Management Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio.

For the period from January 1, 2010 through September 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.05%.

Accordingly, for the six months ended June 30, 2010, the Advisor waived a portion of its investment management fee pursuant to the Investment Management Agreement of $557,178 and charged $54,641, which was equivalent to an annualized effective rate of less than 0.01% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $367,092, of which $57,997 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

Automated Information Line

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SXPAX	SXPBX	SXPCX	SCPIX
CUSIP Number	23338J 749	23338J 731	23338J 723	23338J 699
Fund Number	1001	1201	1301	2301

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Index Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 30, 2010